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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH NOVEMBER 2000

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

                         Approx Asset
Date           Number    Price   Value or Approx        Seller
Each   Ident   Shrs      Per      Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share   at Time of Purch       Broker

11-01    GF     5000    11.8438      14.36            Weeden & Co.
11-02   " "     6500    11.7692      14.54              " "
11-03   " "     6500    12.0000      14.69              " "
11-06   " "     6300    11.8472      14.72              " "
11-07   " "     6100    11.8012      14.61              " "
11-08   " "     6100    11.8750      14.39              " "
11-09   " "     6100    11.6455      14.10              " "
11-10   " "     6300    11.4375      13.92              " "
11-13   " "     3000    11.0625      13.17              " "
11-14   " "     6000    11.0938      13.58              " "
11-15   " "     3600    11.1875      13.52              " "
11-16   " "    59000     9.8750      11.96              " "
11-17   " "    67900     9.8340      11.93              " "
11-20   " "    48600     9.6422      11.62              " "
11-21   " "     8600     9.4346      11.45              " "
11-22   " "    26100     9.1849      10.92              " "
11-24   " "    20500     9.3125      11.38              " "
11-27   " "      700     9.5000      11.42              " "
11-28   " "    84000     9.3579      11.29              " "
11-29   " "    23600     9.1827      11.33              " "
11-30   " "    28800     8.9631      11.17              " "




The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          12/01/00